AdvanceDesigns® Variable Annuity
AdvisorDesigns® Variable Annuity
ClassicStrategies Variable Annuity
EliteDesigns® Variable Annuity
EliteDesigns® II Variable Annuity
SecureDesigns® Variable Annuity
Variflex Extra Credit Variable Annuity
Variflex LS Variable Annuity
Variflex Signature Variable Annuity
Variflex Variable Annuity
AdvanceDesigns® Variable Annuity AdvisorDesigns® Variable Annuity EliteDesigns® Variable Annuity EliteDesigns® II Variable Annuity SecureDesigns® Variable Annuity
Issued by:	Issued by:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001	First Security Benefit Life Insurance and Annuity Company of New York 800 Westchester Avenue, Suite 641 N Rye Brook, New York 10573

Supplement Dated October 15, 2013,
To Current Prospectus

Effective October 30, 2013, the Guggenheim VT U.S. Long Short Momentum underlying fund (the “Fund”) is changing its name to Guggenheim VT Long Short Equity. The corresponding Subaccount will also change its name accordingly. All references to the former name in the current Prospectus(es) are hereby changed to reflect the new name effective October 30, 2013.

Please Retain This Supplement For Future Reference